Related Party Transactions - Due From Related Parties (Details)	1 Months Ended				9 Months Ended
	Sep. 30, 2016 USD ($) employee shares	May 31, 2016 USD ($) $ / shares shares	Mar. 31, 2016 USD ($)	May 31, 2014 USD ($) employee	Sep. 30, 2016 USD ($)
Units Repurchased from Officer
Aggregate purchase price					$ 8,429,000
Promissory Notes
Settlement of promissory notes issued to officers					$ 5,562,000
Board member | Star Peak Capital Office Lease
Office Lease with Related Affiliate
Monthly rent			$ 1,400
Former Chief Accounting Officer | Units Repurchased
Units Repurchased from Officer
Aggregate purchase price		$ 500,000
Tranche A units | Former Chief Accounting Officer | Units Repurchased
Units Repurchased from Officer
Units repurchased (in units) | shares		60,605
Price per unit (in dollars per unit) | $ / shares		$ 3.25
Preferred Tranche C units | Former Chief Accounting Officer | Units Repurchased
Units Repurchased from Officer
Units repurchased (in units) | shares		82,578
Receivables from Officers to meet Capital Contributions | Officers | Promissory Notes
Units Repurchased from Officer
Units repurchased (in units) | shares	1,195,472
Aggregate purchase price	$ 7,800,000
Promissory Notes
Number of officers | employee	2			2
Notes receivable				$ 5,400,000
Settlement of promissory notes issued to officers	$ 5,600,000
Receivables from Officers to meet Capital Contributions | Officers | Promissory Notes | LIBOR
Promissory Notes
Basis spread (as a percent)				1.00%